STOCK-BASED COMPENSATION PLANS - Schedule of Nonvested Restricted Stock Units Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted-Average Grant Date Fair Value (per share)
Dividend shares earned during period, number of shares (in shares)	67,000
Restricted stock units
Shares (in millions)
Nonvested, beginning balance (in shares)	2.8
Granted (in shares)	1,100,000
Forfeited (in shares)	(400,000)
Vested (in shares)	(600,000)
Nonvested, ending balance (in shares)	2.9	2.8
Weighted-Average Grant Date Fair Value (per share)
Beginning balance (in dollars per share)	$ 37.32
Granted (in dollars per share)	39.94	$ 36.79	$ 38.36
Forfeited (in dollars per share)	39.48
Vested (in dollars per share)	38.38
Ending balance (in dollars per share)	$ 36.38	$ 37.32
Restricted stock
Shares (in millions)
Nonvested, beginning balance (in shares)	0.27
Granted (in shares)	60,000.00
Forfeited (in shares)	(10,000.00)
Vested (in shares)	(80,000.00)
Nonvested, ending balance (in shares)	0.24	0.27
Weighted-Average Grant Date Fair Value (per share)
Beginning balance (in dollars per share)	$ 38.29
Granted (in dollars per share)	41.98
Forfeited (in dollars per share)	38.16
Vested (in dollars per share)	39.71
Ending balance (in dollars per share)	$ 38.7	$ 38.29